Transportation Fund Investment Objectives and Goals - Class A and Class C [Member] - Transportation Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transportation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Transportation Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).